Accrued Issuable Equity	9 Months Ended
Sep. 30, 2018
Accrued Issuable Equity [Abstract]
Accrued Issuable Equity

Note 7 — Accrued Issuable Equity

In connection with the Distribution of its common stock, the Company has reserved in treasury 3,194,120 shares of common stock for eventual issuance to certain holders of Inpixon securities that are currently subject to beneficial ownership limitations in connection with the Distribution. On August 31, 2018, we recorded approximately $128,000 of accrued issuable equity in connection with these share issuance obligations. During the three and nine months ended September 30, 2018, the Company has recorded a gain on change in fair value of accrued issuable equity of approximately $26,000 which was charged to the statement of operations.